As filed with the Securities and Exchange Commission on November 3, 2016

1933 Act Registration Number – 333-203626

1940 Act Registration Number – 811-23049

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 2

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 5

Hays Series Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  800-789-2194

Keith Hays

105 Continental Place, Suite 150

Brentwood, TN 37027

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 1 filed October 31, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Brentwood, Tennessee as of the 3rd day of November, 2016

Hays Series Trust

By: /s/ Jeffrey Hays_________________________

Jeffrey Hays, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 2 has been signed below by the following person in the capacities and as of the date indicated.

/s/ Jeffrey Hays	November 3, 2016
Jeffrey Hays, President and Secretary**	Date

/s/ Keith Hays	November 3, 2016
Keith Hays, Treasurer and Trustee***

/s/ Steven C. Rollins*	November 3, 2016
Steven C. Rollins, Trustee

/s/ John S. Gonas*	November 3, 2016
John S. Gonas, Trustee

/s/ James A. Fitzpatrick*	November 3, 2016
James A. Fitzpatrick, Trustee

/s/ Jeffrey Hays	November 3, 2016
*By Jeffrey Hays, Attorney-in-Fact

**Mr. Jeffrey Hays is the principal executive officer of the Hays Series Trust.

***Mr. Keith Hays is the principal financial officer of the Hays Series Trust.

HAYS SERIES TRUST

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase